Long Term Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 27,156
2025	77,459
2026	66,319
2027	162,158
2028	70,951
2029	111,888
Long-Term Debt, Total	$ 515,931	$ 422,578